Foreign currency risk and fair value of financial instruments (Tables)	9 Months Ended
Sep. 30, 2020
Financial Instruments [Abstract]
Schedule of Present Fair Values of Derivative Financial Instruments
The following tables present fair values of derivative financial instruments at December 31, 2019. There was no derivative financial instrument outstanding at September 30, 2020.

	At December 31, 2019
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€3,000	$46
Total	€3,000	$46